Other Receivables	12 Months Ended
Dec. 31, 2020
Disclosure of trade and other receivables [text block] [Abstract]
OTHER RECEIVABLES
14.	OTHER RECEIVABLES

$000	Year ended December 31,
	2020	2019
Group
VAT Receivable	82	22
Receivable due for options exercised	191	-
Security deposits receivable	135	115
Prepayments	375	28
	785	165

There are no differences between the carrying amount and fair value of any of the trade and other receivables above.